Consolidated statement of changes in equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Effect of transactions relating to non-controlling interests	$ (310)	[1]	$ 530	[1]	$ 15
Discontinued US operations
Total comprehensive (loss) income from discontinued operations	(7,068)		9		2,294
Non-controlling interests
Effect of transactions relating to non-controlling interests	(278)	[1]	1,014	[1]	158
Non-controlling interests | Discontinued US operations
Total comprehensive (loss) income from discontinued operations	(785)		49
Translation reserve | Discontinued operations
Total comprehensive (loss) income from discontinued operations					2,808
Exchange gain					140
Cumulative exchange loss recycled through profit or loss					$ 2,668
Translation reserve | Discontinued US operations
Total comprehensive (loss) income from discontinued operations	463
Athene | Non-controlling interests
Effect of transactions relating to non-controlling interests	$ (278)		$ 1,014

[1]	The $(278) million in 2021 relates to the derecognition of Athene’s non-controlling interest upon the demerger of Jackson. The 2020 amount of $1,014 million related to the equity investment by Athene Life Re Ltd. into the discontinued US operations in July 2020